Organization and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Unit Description	one common share and one Series A preferred share
Number of Reportable Segments	1
Percentage of Revenue Reserved for Replacements	up to 5%
Property, Plant and Equipment, Cost Capitalization	(1)for a single asset, the cost must be at least $500, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; (2)for group purchases of 10 or more identical assets, the unit cost for each asset must be at least $50, including all normal and necessary costs to place the asset in service, and the useful life must be at least one year; and (3)for major repairs to a single asset, the repair must be at least $2,500 and the useful life of the asset must be substantially extended.
Hotel Property, Initial Hold Period	39 years
Impairment of Real Estate (in Dollars)	$ 6,640,000	$ 0	$ 0
Other Comprehensive Income (Loss), Net of Tax (in Dollars)	0	0	0
Weighted Average Number Diluted Shares Outstanding Adjustment (in Shares)	0	0	0
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77
Loss on Impairment of Depreciable Assets [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Real Estate Properties	3
Impairment of Real Estate (in Dollars)	6,600,000
Hotels [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Real Estate Properties	51
Number of States in which Entity Operates	18
Aggregate Hotel Rooms [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Units in Real Estate Property	6,426
Building [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	39 years
Franchise Fees [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	18 years
Major Improvements [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	ten years
Furniture, Fixtures and Equipment [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	three to seven years
Federal Income Taxes and Taxability of Shareholder Distributions [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common Stock, Dividends, Per Share, Cash Paid (in Dollars per share)	$ 0.77	$ 0.77	$ 0.77
Percentage of distribution paid characterized as ordinary income	43.00%	52.00%	51.00%
Percentage of distribution paid characterized as return of capital	57.00%	48.00%	49.00%
Operating Loss Benefit Realized (in Dollars)	0
Operating Loss Carryforwards (in Dollars)	25,900,000
Operating Loss Carryforwards, Expiration Description	begin to expire in 2026
Income Tax Expense (Benefit) (in Dollars)	$ 0	$ 0	$ 0
Open Tax Years	2009 to 2012